LEASE OBLIGATIONS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Lease, Liability, Total	€ 770	€ 899
Finance Lease, Interest Expense	€ 55	€ 33	€ 29
Finance Lease, Weighted Average Remaining Lease Term (Year)	2 years 1 month 9 days	2 years 4 months 17 days
Finance Lease, Weighted Average Discount Rate, Percent	2.93%	3.06%
Operating Lease, Weighted Average Remaining Lease Term (Year)	2 years 7 months 13 days	2 years 9 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	1.69%	1.45%
Operating Lease, Expense	€ 953	€ 941	€ 828
Medical Devices [Member]
Finance Lease, Liability, Total	100
Vehicles and Other IT Equipment [Member]
Finance Lease, Liability, Total	€ 670